Segment Information (Tables)	6 Months Ended
May. 31, 2015
Segment Reporting [Abstract]
Selected Information for Cruise and Tour and Other Segments
Selected information for our segments was as follows (in millions):

	Three Months Ended May 31,
	Revenues	Operating costs and expenses	Selling and administrative	Depreciation and amortization	Operating income (loss)
2015
North America Cruise Brands (a)	$2,266	$1,534	$271	$251	$210
EAA Cruise Brands	1,279	849	171	138	121
Cruise Support	27	7	47	6	(33)
Tour and Other (a)	35	31	2	11	(9)
Intersegment elimination (a)	(17)	(17)	—	—	—
	$3,590	$2,404	$491	$406	$289
2014
North America Cruise Brands (a)	$2,166	$1,581	$280	$240	$65
EAA Cruise Brands	1,438	973	178	157	130
Cruise Support	12	(1)	44	5	(36)
Tour and Other (a)	30	32	2	8	(12)
Intersegment elimination (a)	(13)	(13)	—	—	—
	$3,633	$2,572	$504	$410	$147

	Six Months Ended May 31,
	Revenues	Operating costs and expenses	Selling and administrative	Depreciation and amortization	Operating income (loss)
2015
North America Cruise Brands (a)	$4,459	$2,911	$558	$497	$493
EAA Cruise Brands	2,582	1,792	349	276	165
Cruise Support	52	6	108	12	(74)
Tour and Other (a)	44	47	5	22	(30)
Intersegment elimination (a)	(17)	(17)	—	—	—
	$7,120	$4,739	$1,020	$807	$554
2014
North America Cruise Brands (a)	$4,286	$3,119	$577	$475	$115
EAA Cruise Brands	2,870	2,012	365	309	184
Cruise Support	37	—	79	14	(56)
Tour and Other (a)	38	46	4	17	(29)
Intersegment elimination (a)	(13)	(13)	—	—	—
	$7,218	$5,164	$1,025	$815	$214

(a)
A portion of the North America cruise brands' segment revenues includes revenues for the tour portion of a cruise when a land tour package is sold along with a cruise by Holland America Line and Princess. These intersegment tour revenues, which are included in our Tour and Other segment, are eliminated directly against the North America cruise brands' segment revenues and operating expenses in the line "Intersegment elimination."